S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Dec. 31, 2025
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Sponsor Information
Our Sponsor is a Delaware limited liability company which was formed to invest in us. Although our Sponsor is perm itt
ed to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our Sponsor’s business is focused on investing in our company and it is not anticipated that our Sponsor will undertake any material roles or responsibilities in directing and managing our activities.
Our Sponsor currently owns an aggregate of 9,857,142 founder shares, up to 1,285,714 of which will be surrendered to us for no consideration after the closing of this offering depending on the extent to which the underwriters’ over-allotment option is exercised. The managing member of the Sponsor is Mr. Mirro, our Chairman and Chief Executive Officer. Mr. Mirro owns membership interests in our Sponsor, representing a portion of the Sponsor’s economic interest in us. The amount of that economic interest will depend on a number of factors, including the number of founder shares and private placement warrants owned by our Sponsor following the consummation of our initial business combination; however, we expect that Mr. Mirro’s ownership interest in our Sponsor will represent the right to a material number of the securities to be owned by our Sponsor. Mr. Mirro and a trust for the benefit of his family members will have an indirect interest in an aggregate of approximately 30.1% of the outstanding founder shares, assuming the over-allotment option is not exercised, and 24.9% of the private placement warrants through his membership interests in our Sponsor. Our officers, as well as several passive, non-managing
individuals and entities, will hold membership interests, directly or indirectly, in our Sponsor. None of the non-managing
members of our Sponsor will have any rights to control our Sponsor or to vote or dispose of any securities held by our Sponsor. Of the 9,857,142 founder shares owned by our Sponsor, (i) our officers and directors and trusts for the benefit of their family members collectively have an indirect interest in an aggregate of 8,182,142 founder shares and (ii) the passive, non-managing
members collectively have an indirect interest in an aggregate of 1,675,000 founder shares. No other person has a direct or indirect material interest in our Sponsor.
The following table sets forth the payments to be received by our Sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our Sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor	9,857,142 Class B ordinary shares (1)	$25,000
	10,733,333 private placement warrants to be purchased simultaneously with the closing of this offering	$4,700,000
	Repayment of loans made to us to cover offering related and organizational expenses	Up to $300,000

DEHC LLC	$20,000 per month	Administrative and other services provided to us

Kensington Capital Partners, LLC	$20,000 per month	Administrative and other services provided to us

Sponsor or an affiliate thereof	Working capital loans to finance transaction costs in connection with an initial business combination	Up to $2,000,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at the price of $0.50 per warrant

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor and our officers or directors, or affiliates thereof	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination

(1)
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one
basis, subject to adjustment as provided herein.

Because our Sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. See the section titled “
Risk Factors—Risks Relating to our Sponsor and Management Team—The nominal purchase price paid by our Sponsor and certain of our independent directors for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination.
” Additionally, our Sponsor has agreed to loan us up to $300,000 to be used for a portion of the expenses of this offering, which amount will be repaid upon closing of this offering. We will also pay each of Kensington Capital Partners, LLC, which is the managing member of our Sponsor and is controlled by Justin Mirro, our Chairman and Chief Executive Officer, and DEHC LLC, an affiliate of Daniel Huber, our Chief Financial Officer, $20,000 per month for 18 months commencing on the date of this prospectus (upon completion of our initial business combination, any portion of the amounts due that have not yet been paid will accelerate) in exchange for certain administrative and other services made available to us, each as described elsewhere in this prospectus.
The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one
basis, subject to adjustment for share
sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or any other equity-linked securities, are issued or deemed issued in excess of the amounts sold in this offering and related to or in connection with the closing of the initial business combination, the ratio at which Class B ordinary shares convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, approximately 30% of the sum of (i) the total number of all Class A ordinary shares outstanding upon the completion of this offering (excluding the Class A ordinary shares underlying the private placement warrants), plus (ii) all Class A ordinary shares and equity-linked securities issued or deemed issued, in connection with the closing of the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent units issued to our Sponsor or any of its affiliates or to our officers or directors upon conversion of working capital loans) minus (iii) any redemptions of Class A ordinary shares by public shareholders in connection with charter amendments prior to an initial business combination or an initial business combination; provided that such conversion of founder shares will never occur on a less than one-for-one
basis.
In addition, conversion of up to $2,000,000 in working capital loans made to finance transaction costs in connection with an initial business combination into warrants of the post-business combination entity at a price of $0.50 per warrant may result in material dilution to our public shareholders.

If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution. In addition, the cashless exercise of the private placement warrants would further increase the dilution to our public shareholders.
Pursuant to a letter agreement to be entered into with us, each of our Sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants (and the underlying Class A ordinary shares), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	Earlier of: (A) one year after the completion of our initial business combination; and (B) subsequent to our initial business combination (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees as described herein under “
Principal Shareholders
—
Transfers of Founder Shares and Private Placement Warrants
	”).	Sponsor	Transfers permitted (a) (i) our Sponsor’s members, (ii) the directors or officers of the Company, our Sponsor, our Sponsor’s members, (iii) any affiliates or family members of the directors or officers of the Company, our Sponsor, our Sponsor’s members, (iv) any members or partners of our Sponsor, our Sponsor’s members, or their respective affiliates, or any affiliates of our Sponsor, our Sponsor’s members, or any employees of such affiliates, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination; (i) by virtue of the laws of the Cayman Islands, by virtue of our Sponsor’s memorandum and articles of association or other constitutional,

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
organizational or formational documents, as amended, upon dissolution of our Sponsor, or by virtue of the constitutional, organization or formational documents of a subsidiary of our Sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination

Private Placement Warrants (and Underlying Class A Ordinary Shares)	30 days after the completion of our initial business combination	Sponsor	Same as above
We may also pay consulting, success or finder fees to our Sponsor or a member of our management team, or their respective affiliates in connection with the consummation of our initial business combination, and we may engage our Sponsor or an affiliate of our Sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions. Except as set out in the immediately preceding sentence, no terms for any such arrangements have been determined and no written agreements exist with respect to such arrangements.
In addition, in order to facilitate our initial business combination or for any other reason determined by our Sponsor in its sole discretion, our Sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement warrants or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.
Pursuant to FINRA Rule 5110(e), the private placement warrants purchased by the underwriters and/or their permitted designees may not be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the commencement of sales of this offering except to any member participating in the offering and the officers or partners, registered persons or affiliates thereof except as permitted by FINRA Rule 5110(e)(2).